Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of calculation of basic and diluted net income (loss)per share of common stock

The table below presents the computation of basic and diluted loss per share (in thousands, except for per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:
Net loss	$(3,582)	$(2,130)	$(15,696)	$(21,141)
Net income attributable to the redeemable noncontrolling interest	67	62	212	768
Net income (loss) attributable to noncontrolling interests	137	—	(173)	—
Allocation of net loss to convertible preferred stock	—	—	—	—
Net loss attributable to holders of Class A, Class B, and Class C common stock	$(3,786)	$(2,192)	$(15,735)	$(21,909)
Denominator:
Weighted average common shares outstanding, basic and diluted	60,840	39,043	57,072	39,009
Net loss per common share, basic and diluted	$(0.06)	$(0.06)	$(0.28)	$(0.56)

The table below presents the computation of basic and diluted loss per share (in thousands, except for per share amounts):

	Year ended December 31,
	2020	2019	2018
Numerator:
Net loss	$11,156	$(36,919)	$(78,506)
Net (loss) income attributable to the redeemable noncontrolling interest	820	273	(971)
Allocation of undistributed earnings to convertible preferred stock	10,336	—	—
Net income (loss) attributable to holders of Class A common stock and Class B common stock	$—	$(37,192)	$(77,535)
Denominator:
Weighted average common shares outstanding, basic and diluted	39,027	38,571	37,856
Net loss per common share, basic and diluted	$0.00	$(0.96)	$(2.05)

890 5TH AVENUE PARTNERS, INC.
Schedule of restatement of condensed financial statements

	As of March 31, 2021
	As Previously
	Reported	Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$288,953,438	$—	$288,953,438
Total liabilities	$10,020,406	$—	$10,020,406
Class A common stock subject to possible redemption	273,933,030	13,566,970	287,500,000
Stockholders’ equity (deficit)
Preferred stock	—	—	—
Class A common stock	213	(135)	78
Class F common stock	719	—	719
Additional paid-in-capital	3,969,381	(3,969,381)	—
Accumulated deficit	1,029,689	(9,597,454)	(8,567,765)
Total stockholders’ equity (deficit)	5,000,002	(13,566,970)	(8,566,968)
Total liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$288,953,438	$—	$288,953,438

	As of June 30, 2021
	As Previously
	Reported	Adjustment	As Restated
Unaudited Condensed Consolidated Balance Sheet
Total assets	$288,690,246	$—	$288,690,246
Total liabilities	$14,058,658	$—	$14,058,658
Class A common stock subject to possible redemption	269,631,580	17,868,420	287,500,000
Stockholders’ equity (deficit)
Preferred stock	—	—	—
Class A common stock	256	(178)	78
Class F common stock	719	—	719
Additional paid-in-capital	8,270,788	(8,270,788)	—
Accumulated deficit	(3,271,755)	(9,597,454)	(12,869,209)
Total stockholders’ equity (deficit)	5,000,008	(17,868,420)	(12,868,412)
Total liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$288,690,246	$—	$288,690,246

There is no impact to the reported amounts for total assets, total liabilities, cash flows, or net income (loss).

The impact of the restatement to the supplemental disclosures of noncash activities in the previously reported statements of cash flow is presented below.

	For the Three Months Ended March 31, 2021
	As Previously
	Reported	Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows - Supplemental disclosure of noncash activities:
Initial value of Class A common stock subject to possible redemption	$284,058,140	$(284,058,140)	$—
Change in fair value of Class A common stock subject to possible redemption	$(10,125,110)	$10,125,110	$—
Accretion of Class A common stock subject to redemption amount	$—	$17,105,848	$17,105,848

	For the Six Months Ended June 30, 2021
	As Previously
	Reported	Adjustment	As Restated
Unaudited Condensed Consolidated Statement of Cash Flows - Supplemental disclosure of noncash activities:
Initial value of Class A common stock subject to possible redemption	$272,650,670	$(272,650,670)	$—
Change in fair value of Class A common stock subject to possible redemption	$(3,019,090)	$3,019,090	$—
Accretion of Class A common stock subject to redemption amount	$—	$17,105,848	$17,105,848

In connection with the change in presentation for the Class A common stock subject to possible redemption, the Company has revised its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share is presented below for the affected periods:

	For the Three Months Ended March 31, 2021
	As Previously
	Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$1,040,995	$—	$1,040,995

Weighted average shares outstanding of Class A common stock, basic and diluted	23,328,204	1,934,212	25,262,417
Basic and diluted net income per share of Class A common stock	$—	$0.03	$0.03
Weighted average shares outstanding of Class F common stock, basic	8,986,296	(1,934,212)	7,052,083
Weighted average shares outstanding of Class F common stock, diluted	8,986,296	(1,798,796)	7,187,500
Basic and diluted net loss per share of Class F common stock	$0.12	$(0.08)	$0.03

	For the Three Months Ended June 30, 2021
	As Previously
	Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$(4,301,444)	$—	$(4,301,444)

Weighted average shares outstanding of Class A common stock, basic and diluted	27,388,576	2,138,924	29,527,500
Basic and diluted net income per share of Class A common stock	$—	$(0.12)	$(0.12)
Weighted average shares outstanding of Class F common stock, basic and diluted	9,326,424	(2,138,924)	7,187,500
Basic and diluted net loss per share of Class F common stock	$(0.46)	$0.34	$(0.12)

	For the Six Months Ended June 30, 2021
	As Previously
	Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$(3,260,449)	$—	$(3,260,449)

Weighted average shares outstanding of Class A common stock, basic and diluted	27,332,731	74,009	27,406,740
Basic and diluted net income per share of Class A common stock	$—	$(0.09)	$(0.09)
Weighted average shares outstanding of Class F common stock, basic and diluted	9,157,299	(2,037,133)	7,120,166
Basic and diluted net loss per share of Class F common stock	$(0.36)	$0.27	$(0.09)

Schedule of calculation of basic and diluted net income (loss)per share of common stock

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2021		September 30, 2021
	Class A	Class F	Class A	Class F
Numerator:
Allocation of net loss	$(333,219)	$(81,111)	$(2,930,445)	$(744,334)
Denominator:
Weighted average common stock outstanding, basic and diluted	29,527,500	7,187,500	28,121,429	7,142,857
Basic and diluted net loss per share of common stock	$(0.01)	$(0.01)	$(0.10)	$(0.10)